Significant Accounting Policies (Useful Lives of Property and Equipment) (Details)	12 Months Ended
Dec. 31, 2012
Lab Equipment [Member]
Property Plant And Equipment [Line Items]
Useful lives, property and equipment (in Duration)	5 years
Computers and Software [Member]
Property Plant And Equipment [Line Items]
Useful lives, property and equipment (in Duration)	3 years
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Useful lives, property and equipment (in Duration)	7 years
Office Equipment and Furniture [Member]
Property Plant And Equipment [Line Items]
Useful lives, property and equipment (in Duration)	3 years